Notes payable - Promissory Note 2024 (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Principal amount		$ 483,636
Promissory Note - 2024
Disclosure of detailed information about borrowings [line items]
Principal amount	$ 10,000		$ 10,000
Issue price as a percentage of principal amount	97.00%
Unamortized debt discount	$ 300		(300)
Interest expense		$ 1,300	$ 1,000